Document and Entity Information Document	Mar. 22, 2026
Entity Central Index Key	0000821130
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Type	8-K
Document Period End Date	Mar. 22, 2026
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	ARRAY DIGITAL INFRASTRUCTURE, INC.
Entity File Number	001-09712
Entity Tax Identification Number	62-1147325
Entity Address, Address Line One	500 West Madison Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	(866)
Local Phone Number	573-4544
Amendment Flag	false
Common Shares
Title of 12(b) Security	Common Shares, $1 par value
Trading Symbol	USM
Security Exchange Name	NYSE
6.25% Senior Notes
Title of 12(b) Security	6.25% Senior Notes due 2069
Trading Symbol	UZD
Security Exchange Name	NYSE
5.50% Senior Notes
Title of 12(b) Security	5.50% Senior Notes due 2070
Trading Symbol	UZE
Security Exchange Name	NYSE
5.50% Senior Notes
Title of 12(b) Security	5.50% Senior Notes due 2070
Trading Symbol	UZF
Security Exchange Name	NYSE